Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)

Clients 1-5	525,806	269,460	1,242,446	802,503
Clients 6-10	283,003	89,062	472,788	249,807
Clients 11-25	398,816	118,156	704,312	344,463
Other	658,727	225,051	1,176,159	640,286

Total	$1,866,352	$701,729	$3,595,705	$2,037,059

Revenue from individual customers greater than 10% of consolidated revenue in the respective periods was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Customer:
Customer A	*	12.4%	*	11.5%
Customer B	*	*	*	10.7%
*Less than 10%